Reconciliation of Changes in Allowance for Loans Receivable Current (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance at beginning of year	$ 5,057	$ 5,057	$ 3,574
Additions: Provision for bad debt expenses	169	1,820	1,639
Less: Writes-offs	(1,620)
Balance at end of year	3,437	5,057	5,057
Allowance for Loan and Lease Losses
Accounts, Notes, Loans and Financing Receivable [Line Items]
Additions: Provision for bad debt expenses			$ 1,483